Loan Servicing - Mortgage servicing rights measured using Amortization Method with Aggregate activity in related valuation allowances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Valuation allowances
Balance at beginning of year	$ 47,354
Balances at end of year	0	$ 47,354
Mortgage servicing assets, net	552,827	597,713
Mortgage servicing rights
Mortgage servicing rights
Balance, beginning of year	645,067	689,603
Additions	87,579	73,650
Write-downs	(72,580)
Amortization	(107,239)	(118,186)
Balance at end of year	552,827	645,067
Valuation allowances
Balance at beginning of year	47,354	56,969
Additions due to decreases in market value	38,967
Reduction due to write-downs	(72,580)
Reduction due to payoff of loans	(13,741)	(9,615)
Balances at end of year	0	47,354
Mortgage servicing assets, net	552,827	597,713
Fair value disclosures
Fair value as of the beginning of the period	870,619	979,699
Fair value as of the end of the period	$ 898,625	$ 870,619